Commitments and Contingencies - Schedule of Capital Expenditure Contracted (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Software and AI Platform Development [Member]
Schedule of Capital Expenditure Contracted [Line Items]
Software and AI Platform Development	RM 11,995,191	$ 2,957,394	RM 13,313,961